Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($) item	Nov. 30, 2014 USD ($) item shares	Nov. 30, 2013 USD ($) shares	Nov. 30, 2012 USD ($)
Revenue Recognition
Advanced payments under licensing agreements	$ 60,000	$ 60,000	$ 0
Inventory
Finished goods inventory written down	$ 1,085,000
Deferred Financing Costs
Amortization period		5 years
Amortization of deferred financing costs		$ 420,000	$ 70,000
Earnings Per Share
Anti-dilutive securities excluded from computation of earnings per share (in shares) | shares		20,970,505	21,618,876
Advertising Costs
Maximum expected period of future benefits over which brochures and catalogues are capitalized and amortized		6 months
Advertising and tradeshow expenses		$ 4,121,000	$ 824,000	$ 109,000
Impairment of Long-Lived Assets and Intangibles
Store impairment charges		$ 840,000		0
Number of full price retail stores on which impairment charge was recorded | item	6	6
Impairment of goodwill or indefinite lived intangible assets		$ 23,585,000	$ 0	$ 0